UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-09761
Direxion Insurance Trust
(Exact name of registrant as specified in charter)
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)
Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Name and address of agent for service)
646-572-3390
Registrant’s telephone number, including area code
Date of fiscal year end: December 31, 2009
Date of reporting period: June 30, 2009

Item 1. Report to Shareholders

Direxion Insurance Trust

SEMI-ANNUAL REPORT JUNE 30, 2009

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Dynamic VP HY Bond Fund

Letter to Shareholders	2

Expense Example	3

Allocation of Portfolio Holdings	4

Schedule of Investments	5

Financial Statements	6

Financial Highlights	9

Notes to the Financial Statements	10

Letter to Shareholders

Dear Shareholder,

This Semi-Annual Report for the Direxion Funds covers the period of January 1, 2009 to June 30, 2009 (the “Semi-Annual Period”). The Dynamic VP HY Bond Fund (the “Fund”) investment objective is to seek to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower quality debt instruments. For the Semi-Annual Period, the Fund returned −3.21% on a total return basis compared with a return of 24.14% for the Lipper High Yield Bond Fund Index. During the Semi-Annual Period, the Fund was generally exposed to the credit markets using a credit derivative index. Volatility in the financial markets and sharply negative relative performance in the credit derivative index affected the performance of the Fund both outright and on a relative basis versus its peers. Much of the relative underperformance was generally attributable to a lack of interest rate exposure and poor relative performance of the credit derivative index. Positive performance of the Fund was driven by rallies in the credit derivative index. Income in the Fund was generally achieved by investing cash in a combination of high quality overnight repurchase agreements and coupon payments from the credit derivative index.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Sincerely,

Daniel O’Neill Chief Executive Officer	Guy Talarico Principal Financial Officer

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratio of the Dynamic VP HY Bond Fund is 2.03%, net of any fee, waivers or expense reimbursements.*

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. Investors considering an investment may obtain a prospectus by calling 1-800-851-0511. Investors should read the prospectus carefully for more complete information, including charges, expenses, objectives, and additional risks, before investing.

*	The total annual fund operating expense ratio includes Acquired Fund Fees and Expenses, indirect fees and expenses that the Funds incur that are required to be disclosed. Without Acquired Fund Fees and Expenses, total annual fund operating expense ratio would be 1.85%.

Distributed by: Rafferty Capital Markets
Date of First Use: August 28, 2009

Expense Example
June 30, 2009 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (January 1, 2009 — June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DIREXION DYNAMIC VP HY BOND FUND  3

Expense Example Tables
June 30, 2009 (Unaudited)

		Beginning	Ending	Expenses
	Expense	Account Value	Account Value	Paid During
	Ratio[1]	January 1, 2009	June 30, 2009	Period[2]

Dynamic VP HY Bond Fund
Based on actual fund return	1.74%	$1,000.00	$967.90	$8.49
Based on hypothetical 5% return	1.74%	1,000.00	1,016.17	8.70

[1]	Annualized
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/period, then divided by 365.

Allocation of Portfolio Holdings
June 30, 2009 (Unaudited)

		Corporate
	Cash*	Bonds	Futures		Swaps	Total

Dynamic VP HY Bond Fund	95%	1%	0	%**	4%	100%

*	Cash, cash equivalents and other assets less liabilities.
**	Percentage is less than 0.5%.

4  DIREXION DYNAMIC VP HY BOND FUND

Dynamic VP HY Bond Fund
Schedule of Investments
June 30, 2009 (Unaudited)

Principal
Amount		Value

CORPORATE BONDS - 0.9%
Metals & Mining - 0.9%
$300,000	Novelis, Inc.
	7.25%, 2/15/2015(a)	$229,500

	TOTAL CORPORATE BONDS (Cost $175,362)	$229,500

Shares

SHORT TERM INVESTMENTS - 75.7%
MONEY MARKET FUNDS - 75.7%
3,506,676	Dreyfus Government Cash Management	3,506,676
3,506,676	Evergreen Institutional U.S. Government Money Market Fund	3,506,676
3,479,426	Federated Prime Obligations Fund	3,479,426
5,246,699	Goldman Sachs Financial Square Government Fund	5,246,699
3,506,675	SEI Daily Income Trust Government Fund	3,506,675

	TOTAL SHORT TERM INVESTMENTS (Cost $19,246,152)	$19,246,152

	TOTAL INVESTMENTS (Cost $19,421,514) - 76.6%	$19,475,652
	Other Assets in Excess of Liabilities - 23.4%	5,933,790

	TOTAL NET ASSETS - 100.0%	$25,409,442

Percentages are stated as a percent of net assets.

(a) Callable

Dynamic VP HY Bond Fund
Futures Contracts
June 30, 2009 (Unaudited)

		Unrealized
Contracts		Appreciation

71	S&P 500 Index eMini Futures	$9,431

	Expiring September 2009 (Underlying Face Amount at Market Value $3,251,800)
Dynamic VP HY Bond Fund
Credit Default Swap Contracts — Sell Protection1
June 30, 2009 (Unaudited)

						Upfront
		Implied				Payments	Unrealized
		Credit	Receive	Termination	Notional	Paid	Appreciation/
Counterparty	Reference Entity	Spread[2]	Fixed Rate	Date	Amount[3]	(Received)	(Depreciation)

Barclays Capital	Dow Jones CDX North American High Yield Index	9.30%	5.00%	6/20/2014	$12,726,720	$(3,593,280)	$1,068,576
Merrill Lynch	Dow Jones CDX North American High Yield Index	9.30%	5.00%	6/20/2014	162,240	(29,760)	(182)

					$12,888,960	$(3,623,040)	$1,068,394

[1]	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
[2]	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk of the reference obligation and represent the likelihood or risk of default. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
[3]	The maximum potential amount the Fund could be required to make as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The accompanying notes are an integral part of these financial statements.
5  DIREXION DYNAMIC VP HY BOND FUND

Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

Dynamic
VP HY Bond Fund

Assets:
Investments, at market value (Note 2)	$19,475,652
Cash	25,431
Receivable for Fund shares sold	31,800
Deposit at broker for futures	319,500
Deposit at broker for swaps	8,449,924
Due from broker for swaps	29,760
Unrealized appreciation on swaps	1,068,394
Dividends and interest receivable	19,750
Other assets	1,345

Total Assets	29,421,556

Liabilities:
Payable for Fund shares redeemed	1,632
Swap payments received	3,623,040
Due to broker for swaps	261,639
Variation margin payable	18,460
Accrued distribution expense	12,865
Accrued advisory expense	31,866
Accrued expenses and other liabilities	62,612

Total Liabilities	4,012,114

Net Assets	$25,409,442

Net Assets Consist Of:
Capital stock	$29,643,508
Accumulated undistributed net investment income	(467,578)
Accumulated undistributed net realized gain (loss)	(4,898,451)
Net unrealized appreciation/(depreciation) on:
Investments	54,138
Futures	9,431
Swaps	1,068,394

Total Net Assets	$25,409,442

Calculation of Net Asset Value Per Share:
Net assets	$25,409,442
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	1,665,334
Net asset value, redemption price and offering price per share	$15.26

Cost of Investments	$19,421,514

The accompanying notes are an integral part of these financial statements.
6  DIREXION DYNAMIC VP HY BOND FUND

Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

Dynamic
VP HY Bond Fund

Investment income:
Dividend income	$—
Interest income	144,940

Total investment income	144,940

Expenses:
Investment advisory fees	145,150
Distribution expenses	48,383
Shareholder servicing fees	38,707
Administration fees	8,709
Fund accounting fees	14,092
Custody fees	8,450
Transfer agent fees	11,431
Professional fees	24,918
Reports to shareholders	4,525
Trustees’ fees and expenses	586
Other	4,627

Total expenses before recoupment and interest on securities sold short	309,578
Interest on securities sold short	1,787
Plus: Recoupment of previously waived expenses	26,098

Total expenses	337,463

Net investment income (loss)	(192,523)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	32,910
Securities sold short	8,184
Futures	(80,016)
Swaps	(1,855,287)

(1,894,209)

Change in unrealized appreciation (depreciation) on:
Investments	54,138
Futures	9,431
Swaps	794,253

857,822

Net realized and unrealized gain on investments	(1,036,387)

Net decrease in net assets resulting from operations	$(1,228,910)

The accompanying notes are an integral part of these financial statements.
7  DIREXION DYNAMIC VP HY BOND FUND

Statements of Changes in Net Assets

	Dynamic VP HY Bond Fund
	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008

Operations:
Net investment income	$(192,523)	$110,809
Net realized gain (loss) on investments	(1,894,209)	(1,281,433)
Change in unrealized appreciation (depreciation) on investments	857,822	571,035

Net increase (decrease) in net assets resulting from operations	(1,228,910)	(599,589)

Distributions to shareholders:
Net investment income	(978,073)	(846,466)

Total distributions	(978,073)	(846,466)

Capital share transactions:
Proceeds from shares sold	119,851,558	160,032,560
Proceeds from shares issued to holders in reinvestment of
distributions	978,073	846,466
Cost of shares redeemed	(153,400,533)	(121,404,201)

Net increase (decrease) in net assets resulting from capital share transactions	(32,570,902)	39,474,825

Total increase (decrease) in net assets	(34,777,885)	38,028,770

Net assets:
Beginning of year/period	60,187,327	22,158,557

End of year/period	$25,409,442	$60,187,327

Accumulated undistributed net investment income, end of year/period	$(467,578)	$703,018

The accompanying notes are an integral part of these financial statements.
8  DIREXION DYNAMIC VP HY BOND FUND

Financial Highlights
June 30, 2009

										RATIOS TO AVERAGE NET ASSETS
														Net
			Net Realized	Net Increase										Investment
	Net Asset	Net	and	(Decrease)	Dividends		Net Asset			Including Short		Excluding Short		Income (Loss)
	Value,	Investment	Unrealized	in Net Asset	from Net		Value,		Net Assets,	Interest		Interest		After Expense	Portfolio
	Beginning	Income	Gain (Loss)	Value Resulting	Investment	Total	End	Total	End of	Total	Net	Total	Net	Reimbursement/	Turnover
Year/Period	of Year/Period	(Loss)[4]	on Investments[4]	from Operations	Income	Distributions	of Year/Period	Return[6]	Year/Period (000)	Expenses	Expenses	Expenses	Expenses	Recoupment	Rate[5]

Dynamic VP HY Bond Fund
Six Months Ended June 30, 2009 (Unaudited)	$16.37	$(0.07)[7]	$(0.47)	$(0.54)	$(0.57)	$(0.57)	$15.26	(3.21%)[2]	$25,409	1.61%[3]	1.74%[3]	1.60%[3]	1.73%[3]	(0.98%)[3,8]	222%[2]
Year ended December 31, 2008	19.52	0.13	(2.05)	(1.92)	(1.23)	(1.23)	16.37	(9.98%)	60,187	—	—	1.93%	1.75%	0.76%	50%
Year ended December 31, 2007	20.43	0.81	(1.16)	(0.35)	(0.56)	(0.56)	19.52	(1.77%)	22,159	—	—	1.63%	1.63%	3.95%	145%
Year ended December 31, 2006	20.05	0.96	0.27	1.23	(0.85)	(0.85)	20.43	6.21%	44,705	—	—	1.68%	1.67%	4.75%	538%
February 1, 2005[1] to December 31, 2005	20.00	0.90	(0.60)	0.30	(0.25)	(0.25)	20.05	1.50%[2]	35,144	—	—	1.94%[3]	1.74%[3]	4.98%[3]	654%[2]

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.
[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
[6]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes or any fees and expenses imposed under the Contracts and Plans, which would increase overall fees and expenses. Please refer to your Contract or Plan prospectus for a description of those fees and expenses.
[7]	Net investment income (loss) before interest on short positions for the six months ended June 30, 2009 was $(0.07).
[8]	The net investment income (loss) ratio included interest on short positions. The ratio excluding dividends on short positions for the six months ended June 30, 2009 was (0.99%).

DIREXION DYNAMIC VP HY BOND FUND

Dynamic VP HY Bond Fund
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2009 (Unaudited)

1.	ORGANIZATION

Direxion Insurance Trust (the “Trust”) was organized as a Massachusetts business trust on December 28, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has three series in operation of which the Dynamic VP HY Bond Fund (the “Fund”) is included in this report. The Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act. The Trust offers shares to unaffiliated life insurance separate accounts (registered as unit investment trusts under the 1940 Act) to fund the benefits under variable annuity and variable life contracts. The Dynamic VP HY Bond Fund commenced operations on February 1, 2005.

The objective of the Dynamic VP HY Bond Fund is to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

a) Investment Valuation – The Net Asset Value (“NAV”) of each Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”), each day the NYSE is open for business. The value of all portfolio securities and other assets held by a Fund will be determined as of the time a Fund calculates its NAV, 4:00 p.m. Eastern Time (“Valuation Time”). Equity securities and exchange-traded funds are valued at their last sales price, or if not available, at the average of the last bid and ask prices. Futures are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, the composite pricing calculates the mean of the highest bid and lowest ask price across the exchanges where the option is traded. Over-the-counter (“OTC”) securities are valued at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price (“NOCP”). Investments in open-end mutual funds are valued at their respective net asset values on the valuation dates. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available. Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the mean prices provided by the Fund’s pricing service or, if such services are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Fund’s pricing service provides valuation that in the judgment of Rafferty Asset Managements, LLC (the “Adviser”) does not represent fair value, or the Fund or Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees.

b) Repurchase Agreements – The Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund was not invested in repurchase agreements at June 30, 2009.

DIREXION DYNAMIC VP HY BOND FUND

c) Swap Contracts – The Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

In a “long” swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities or other underlying securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps and futures” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps and futures.” Swap contracts are collateralized by the securities and cash of each particular Fund.

The Fund may enter into credit default swaps. Credit default swaps involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event a credit event occurs, typically a default by a corporate issuer on its debt obligation. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. The stream of payments is recorded as an unrealized gain or loss and adjusted to include up-front payments paid or received by the Fund recorded as a component of unrealized gain or loss on swaps, and/or interest associated with the agreement until the swap is sold or expires, at which point the cumulative stream of payments is recognized as a component of realized gain or loss. A credit index consists of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset based securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard

DIREXION DYNAMIC VP HY BOND FUND

maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds because entering into credit default swaps on indices is less expensive than buying many credit default swaps. Credit default swaps on indices are benchmarks for protecting investors owning bonds against defaults, and traders use them to speculate on changes in credit quality of bonds.

The maximum potential amount of future payments that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the swap. Notional amount of all credit default swaps outstanding as of June 30, 2009 are disclosed in the footnotes to the Schedule of Investments. These potential amounts would be partially offset by any recovery value of respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

The Dynamic VP HY Bond Fund has entered into swap agreements with two counterparties: Barclays and Merrill Lynch in which the fund sold protection on a credit default swap index, the Dow Jones CDX North America High Yield Index (the “CDX”). The CDX is a completely standardized credit security and is composed of 100 non-investment grade entities (“reference entities”), distributed among three sub-indices: B, BB, and HB. The composition of the CDX and each sub-index is determined by a consortium of 16 member banks. All entities are domiciled in North America. CDX indices roll every 6 months in March and September. The Fund, by entering into the credit default swap agreements on the CDX, is providing credit protection to the counterparties of the respective credit default swap agreements in exchange for a fixed interest rate payment received by the Fund from the counterparties. Therefore, there is credit risk to the Fund with respect to the referenced entities of these credit default swap agreements. If a credit event occurs to a referenced entity and the Fund will be required to make a payment to the counterparties under the respective credit default swap agreement, the Fund’s principal amount in the CDX will be reduced by its pro-rata interest in the respective credit default swap agreement. A credit event may include a failure to pay interest or principal or bankruptcy by any of the 100 reference entities in the CDX. Any recoverable amounts of the liquidation of the referenced entity will be allocated pro rata to the holders of the CDX.

The Fund has adopted FASB Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 (the “Position”). The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment risk of a guarantee.

d) Short Positions – The Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short positions may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily. There was no short position held by the Fund at June 30, 2009.

e) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid

DIREXION DYNAMIC VP HY BOND FUND

secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts, and short positions.

f) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

g) Security Transactions – Investment transactions are recorded on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

h) Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income and excise taxes.

i) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Fund is charged for those expenses that are directly attributable to each series, such as Advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.

j) Distributions to Shareholders – The Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions for the Dynamic VP HY Bond Fund during the six months ended June 30, 2009 and December 31, 2008, were as follows:

	Dynamic VP HY Bond Fund
	Six Months	Year Ended
	Ended	December 31,
	June 30, 2009	2008

Distributions paid from:
Ordinary Income	$978,073	$846,466
Long-Term Capital Gains	—	—

Total Distributions paid	$978,073	$846,466

As of June 30, 2009, the components of distributable earnings of the Fund on a tax basis were as follows:

Dynamic
VP HY Bond Fund

Net unrealized appreciation/(depreciation)	$—

Undistributed ordinary income	977,159
Undistributed long-term capital gain	—

Total distributable earnings	977,159

Other accumulated gain/(loss)	(3,004,242)

Total accumulated earnings/(loss)	$(2,027,083)

DIREXION DYNAMIC VP HY BOND FUND

The cost basis of investments for federal tax purposes as of June 30, 2009 was as follows:

Dynamic
VP HY Bond Fund

Tax cost of investments	$19,421,514
Gross unrealized appreciation	1,111,774
Gross unrealized depreciation	(1,057,636)

Net unrealized appreciation/(depreciation)	$54,138

In order to meet certain excise tax distribution requirements, the Fund is required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Fund is permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1st and the end of their fiscal year, December 31, 2008.

At December 31, 2008 the Fund deferred, on a tax basis, post-October losses of $100,448.

As of December 31, 2008, the Dynamic VP HY Bond Fund had capital loss carryforwards on a tax basis of:

	Expires
	12/31/2013	12/31/2014	12/31/2015	12/31/2016	Total

Dynamic VP HY Bond Fund	$203,531	$304,289	$—	$2,395,974	$2,903,794

To the extent that the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryover.

FIN 48 requires the Fund to analyze all open tax years. Open tax years are those years that are open for examination by the relevant taxing authority. As of June 30, 2009, open Federal and state income taxes include the tax years ended December 31, 2006, December 31, 2007 and December 31, 2008. The Fund has no examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Fund’s financial position or results of operations. There is no tax liability resulting from uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-ends December 31, 2006, December 31, 2007 and December 31, 2008. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

k) Credit Facility – U.S. Bank, N.A. has made available to the Fund a credit facility pursuant to a Line of Credit Agreement (“Line of Credit”) for meeting redemption requests. The Line of Credit amount is $244,000. Borrowings under the Line of Credit are charged at prime rate less 1/2%. The Fund did not utilize the credit facility for the six months ended June 30, 2009.

l) Guarantees and Indemnifications – In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnification provisions pursuant to which the Fund agrees to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Fund has not had prior claims or losses in connection with these provisions and believes the risk of loss is remote.

m) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting. Actual results could differ from those estimates.

DIREXION DYNAMIC VP HY BOND FUND

3.	CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Dynamic VP HY Bond Fund during the six months ended June 30, 2009 and December 31, 2008 were as follows:

	Dynamic VP HY Bond Fund
	Six Months	Year Ended
	Ended	December 31,
	June 30, 2009	2008

Shares sold	8,053,429	9,260,284
Shares issued in reinvestment of distributions	65,076	47,943
Shares redeemed	(10,130,800)	(6,765,587)

Total net increase (decrease) from capital share transactions	(2,012,295)	2,542,640

4.	INVESTMENT TRANSACTIONS

During the six months ended June 30, 2009, the aggregate purchases and sales of investments (excluding short-term investments) for the Fund were as follows:

	Purchases	Sales

Dynamic VP HY Bond Fund	$1,114,000	$993,500

There were no purchases or sales of long-term U.S. Government securities during the six months ended June 30, 2009.

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Fees: The Fund has entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to the Fund’s average daily net assets. For the six months ended June 30, 2009, the Adviser contractually had contractually agreed to pay all operating expenses (excluding interest on short positions), in excess of the annual cap on expenses presented below as applied to the Fund’s average daily net assets. The Adviser may recover from the Fund the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such annual cap on expenses. For the six months ended June 30, 2009, the Adviser paid or recouped the following expenses:

Dynamic
VP HY Bond Fund

Annual Advisory rate	0.75%
Annual cap on expenses	1.75%
Expenses paid in excess of annual cap on expenses - 2009	$—
Adviser expense waiver recovery - 2009	$26,098

There are no expenses remaining for potential recovery.

On May 20, 2009, the Board of Trustees, based upon on management’s recommendation, approved a new Operating Services Agreement (the “Agreement”). Under the Agreement, the Adviser will be responsible for all expenses of the Trust except the following: management fees, distribution and/or service fees, acquired fund fees, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commission and other extraordinary expenses outside the typical day-to-day operations of the Funds. Effective July 1, 2009, the annual expense caps will no longer be applicable. The Adviser will relinquish all recovery of expenses waived by the Funds for the previous three years.

In consideration for the services rendered pursuant to the Agreement, the Funds will pay to the Adviser, as compensation for the services provided by the Adviser under the Agreement, a monthly fee. The monthly fee is calculated on an annualized basis on the average net assets of each Fund and the below amount:

Dynamic VP HY Bond Fund	0.65%

DIREXION DYNAMIC VP HY BOND FUND

Distribution Expenses: The shares of the Dynamic VP HY Bond Fund are subject to an annual Rule 12b-1 fee of up to 0.25% of Fund’s average daily net assets. The fee is paid to the insurance company of the plan sponsor (i.e. various enrolled employers) for expenses incurred for distribution-related activities, on behalf of the Funds.

Shareholder Servicing Fees: The Board has also authorized the Fund to pay a shareholder servicing fee of 0.20% of the Fund’s average daily net assets. The Trust, on behalf of the Fund, pays the fee to financial institutions and other persons who provide services for and maintain shareholder accounts.

Rafferty Capital Markets, LLC (the “Distributor”) serves as principal underwriter of the Fund and acts as the Fund’s distributor in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Adviser.

6.	VALUATION MEASUREMENTS

The Funds have adopted Statement on Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) and FASB Staff Position No. 157-4 (“FSP 157-4”). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosures of valuation for major security types. FAS 157 requires each fund to classify its securities based on valuation method, using the three levels listed below:

Level 1 — Quoted prices in active markets for identical securities,
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The follow is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

	Dynamic VP HY Bond Fund
	Level 1	Level 2	Level 3	Total

Fixed Income
Corporate Bonds	$—	$229,500	$—	$229,500

Total Fixed Income	—	229,500	—	229,500
Short-Term Investments	$19,246,152	$—	$—	$19,246,152
Other Financial Instruments*	$9,431	$1,068,394	$—	$1,077,825

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swap contracts. Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

7.	ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

In March 2008, FASB issued its Statement on Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”) effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

The Fund uses derivative instruments as part of its principal investment strategy to achieve its investment objective. As of June 30, 2009, the Fund was invested in futures contracts and credit default swap contracts.

DIREXION DYNAMIC VP HY BOND FUND

Fair Values of Derivative Instruments as of June 30, 2009

Dynamic VP HY Bond Fund
Derivatives not Accounted for as Hedging	Asset Derivatives as of June 30, 2009
Instruments Under Statement 133	Balance Sheet Location	Fair Value

Equity Contracts	Receivables, Net Assets — Unrealized appreciation	$9,431	*
Credit Contracts	Receivables	$1,068,394

*	Includes cumulative depreciation on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2009

Dynamic VP HY Bond Fund
			Change in Unrealized
	Location of Gain(Loss)	Realized Gain(Loss)	Appreciation(Depreciation)
Derivatives not Accounted for as Hedging	on Derivatives	on Derivatives	on Derivatives Recognized in
Instruments Under Statement 133	Recognized in Income	Recognized in Income	Income

Equity Contracts	Net realized gain(loss) on futures/Change in unrealized appreciation(depreciation) on futures	$(80,016)	$9,431
Credit Contracts	Net realized gain(loss) on swaps/Change in unrealized appreciation(depreciation) on swaps	(1,855,287)	794,253

8.	NEW ACCOUNTING PRONOUNCEMENTS

In May 2009, FASB issued Statement of Financial Accounting Standards No. 165, Subsequent Events (“FAS 165”). The Funds adopted FAS 165 which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, an entity will be required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. In addition, FAS 165 requires an entity to disclose the date through which subsequent events have been evaluated. The Funds have evaluated subsequent events through the issuance of their financial statements on August 28, 2009.

In June 2009, FASB issued Statement of Financial Accounting Standards No. 168, The FASB Accounting Standards Codificationtm and the Hierarchy of Generally Accepted Accounting Principles — a replacement of FASB Statement No. 162 (“FAS 168”). FAS 168 replaces FASB Statement No. 162, Hierarchy of Generally Accepted Accounting Principles and establishes the “FASB Accounting Standards Codificationtm” (“Codification”) as the source of authoritative accounting principles recognized by FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP. All guidance contained in the Codification carries an equal level of authority. On the effective date of FAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards. All other nongrandfathered non-SEC accounting literature not included in the Codification will become nonauthoirtiative. FAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Funds evaluated this new statement, and have determined that it will not have a significant impact on the determination or reporting of the Funds’ financial statements.

DIREXION DYNAMIC VP HY BOND FUND

Direxion Insurance Trust

SEMI-ANNUAL REPORT JUNE 30, 2009

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Investment Adviser
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Administrator, Transfer Agent, Dividend
Paying Agent & Shareholding Servicing
Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
857 E. Wisconsin Ave.
Milwaukee, WI 53202

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Fund files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without change, upon request, by calling 1-800-851-0511, by accessing the SEC’s website, at www.sec.gov., or by calling the SEC at 1-800-SEC-0330

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

 Item 1:  Report to Stockholders

SEMI-ANNUAL REPORT JUNE 30, 2009

Evolution VP Managed Bond Fund
Evolution VP All-Cap Equity Fund

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

Letter to Shareholders	2

Expense Example	3

Allocation of Portfolio Holdings	4

Schedule of Investments	5

Financial Statements	9

Financial Highlights	12

Notes to the Financial Statements	13

Letter to Shareholders

Dear Shareholders,

This Semi-Annual Report for the Evolution VP Funds covers the semi-annual period of January 1, 2009 to June 30, 2009 (the “Semi-Annual Period”). The Evolution VP Managed Bond Fund (the “Managed Bond Fund”) and the Evolution VP All-Cap Equity Fund (the “All-Cap Equity Fund”) investment objectives are to seek high appreciation on an annual basis consistent with a high tolerance for risk. Flexible Plan Investments, Ltd. (the “Sub-Advisor”), serves as the sub-advisor to the Evolution Funds.

During the Semi-Annual Period, the S&P 500 Index returned 3.16% on a total return basis and the Barclays Capital Aggregate Bond Index (formerly Lehman Aggregate Bond Index) returned 1.90%. Increased volatility, mixed consumer confidence, continued problems in the financial systems and concerns in the Real Estate markets loomed throughout the fist half of the Semi-Annual Period. The second half of the Semi-Annual Period was marked by some relief in the overall U.S. markets, which in turn positively affected consumer confidence, U.S. equities and Real Estate Markets. For the Semi-Annual Period, the Managed Bond Fund returned -2.05%, on a total return basis, compared with a return of 1.90% for the Barclays Aggregate Bond Index. For the Semi-Annual Period, the All-Cap Equity Fund returned -3.94%, on a total return basis, compared with the S&P 500 Index return of 3.16%.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Sincerely,

Daniel O’Neill	Jerry Wagner
Direxion Funds	Flexible Plan Investments, Ltd.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratio of the Evolution VP Managed Bond Fund and Evolution VP All-Cap Equity Fund is 2.43% and 2.20%, respectively, net of any fee, waivers or expense reimbursements.*

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. Investors considering an investment may obtain a prospectus by calling 1-800-851-0511. Investors should read the prospectus carefully for more complete information, including charges, expenses, objectives, and additional risks, before investing.

* The total annual fund operating expense ratio includes Acquired Fund Fees and Expenses, indirect fees and expenses that the Funds incur that are required to be disclosed. Without Acquired Fund Fees and Expenses, total annual fund operating expense ratios would be 2.15%.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: August 28, 2009

Expense Example
June 30, 2009 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (January 1, 2009 — June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DIREXION EVOLUTION VP FUNDS  3

Expense Example Tables
June 30, 2009 (Unaudited)

		Beginning	Ending	Expenses
	Expense	Account Value	Account Value	Paid During
	Ratio[1]	January 1, 2009	June 30, 2009	Period[2]

Evolution VP Managed Bond Fund
Based on actual fund return	2.12%	$1,000.00	$979.50	$10.41
Based on hypothetical 5% return	2.12%	1,000.00	1,014.28	10.59
Evolution VP All-Cap Equity Fund
Based on actual fund return	2.08%	1,000.00	960.60	10.11
Based on hypothetical 5% return	2.08%	1,000.00	1,014.48	10.39

[1]	Annualized
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/period, then divided by 365.

Allocation of Portfolio Holdings
June 30, 2009 (Unaudited)

			Investment
	Cash*	Common Stock	Companies	Futures	Total

Evolution VP Managed Bond Fund	3%	—	97%	—	100%
Evolution VP All-Cap Equity Fund	7%	82%	12%	(1)%	100%

*	Cash, cash equivalents and other assets less liabilities.

4  DIREXION EVOLUTION VP FUNDS

Evolution VP Managed Bond Fund
Schedule of Investments
June 30, 2009 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 97.1%
3,104	AllianceBernstein Global High Income Fund, Inc.	$31,878
3,848	BlackRock Corporate High Yield Fund VI, Inc.	31,939
2,791	BlackRock Floating Rate Income Strategies Fund, Inc.	30,478
4,124	BlackRock Preferred Income Strategies Fund, Inc.	32,250
2,674	Evergreen Multi-Sector Income Fund	32,997
6,667	iShares Barclays 1-3 Year Credit Bond Fund	687,168
3,650	iShares Barclays 3-7 Year Treasury Bond Fund	404,347
5,247	iShares Barclays 7-10 Year Treasury Bond Fund	475,745
6,734	iShares Barclays 7-10 Year Treasury Bond Fund	563,703
12,810	iShares Barclays Aggregate Bond Fund	1,308,542
4,616	iShares Barclays MBS Bond Fund	485,972
4,624	iShares Barclays TIPS Bond Fund	469,937
6,548	iShares iBoxx $ High Yield Corporate Bond Fund	521,941
9,096	iShares iBoxx $ Investment Grade Corporate Bond Fund	912,147
1,654	iShares S&P National Municipal Bond Fund	164,788
5,115	MFS Charter Income Trust	41,738
5,875	MFS Government Markets Income Trust	41,771
4,922	MFS Intermediate Income Trust	32,485
6,611	Putnam Premier Income Trust	32,923
13,016	SPDR Barclays Capital International Treasury Bond ETF	711,455
2,761	Templeton Emerging Markets Income Fund	31,724
29,425	Vanguard Total Bond Market ETF	2,286,028
2,186	Western Asset Emerging Markets Debt Fund Inc.	31,981
4,358	Western Asset High Income Fund II Inc.	31,334
2,766	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	32,003

	TOTAL INVESTMENT COMPANIES (Cost $8,953,756)	$9,427,274

SHORT TERM INVESTMENTS - 3.2%
MONEY MARKET FUNDS - 3.2%
77,079	AIM STIT Liquid Assets Portfolio	77,079
82,505	AIM STIT STIC Prime Portfolio	82,505
77,079	Federated Prime Obligations Fund	77,079
77,079	Fidelity Institutional Money Market Portfolio	77,079

	TOTAL SHORT TERM INVESTMENTS (Cost $313,742)	$313,742

	TOTAL INVESTMENTS (Cost $9,267,498) - 100.3%	$9,741,016
	Liabilities in Excess of Other Assets - (0.3)%	(25,905)

	TOTAL NET ASSETS - 100.0%	$9,715,111

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.
5  DIREXION EVOLUTION VP FUNDS

Evolution VP All-Cap Equity Fund
Schedule of Investments
June 30, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 81.6%
Aerospace & Defense - 0.3%
1,737	Ceradyne, Inc.(a)	$30,675
260	Triumph Group, Inc.	10,400

		41,075

Airlines - 1.9%
38,609	Republic Airways Holdings, Inc.(a)	252,117

Beverages - 0.1%
412	PepsiAmericas, Inc.	11,046

Biotechnology - 0.6%
598	Cubist Pharmaceuticals, Inc.(a)	10,961
2,642	Dendreon Corp.(a)	65,654

		76,615

Building Products - 0.2%
2,018	Apogee Enterprises, Inc.	24,821

Chemicals - 2.3%
1,411	Agrium, Inc. (Canada)	56,285
866	CF Industries Holdings, Inc.	64,205
1,320	Mosaic Co.	58,476
388	OM Group, Inc.(a)	11,260
623	Potash Corporation of Saskatchewan, Inc. (Canada)	57,970
2,232	Terra Industries, Inc.	54,059

		302,255

Commercial Banks - 0.1%
214	BanColombia S.A. (Columbia)	6,527
61	HDFC Bank Ltd. - ADR (India)	6,291

		12,818

Commercial Services & Supplies - 2.1%
3,331	American Reprographics Co.(a)	27,714
23,048	Global Cash Access Holdings, Inc.(a)	183,462
1,975	Herman Miller, Inc.	30,297
665	Huron Consulting Group, Inc.(a)	30,743
1,021	Korn/Ferry International(a)	10,863

		283,079

Communications Equipment - 4.5%
761	Avocent Corp.(a)	10,623
311	Black Box Corp.	10,409
8,472	Cisco Systems, Inc.(a)	157,918
6,560	Comtech Telecommunications Corp.	209,133
13,482	Corning, Inc.	216,521

		604,604

Computers & Peripherals - 1.5%
14,598	QLogic Corp.(a)	185,103
413	Western Digital Corp.(a)	10,944

		196,047

Construction & Engineering - 0.4%
1,541	EMCOR Group, Inc.(a)	31,005
1,104	Foster Wheeler AG (Switzerland)(a)	26,220

		57,225

Consumer Finance - 1.7%
21,569	EZCORP, Inc.(a)	232,514

Distributors - 0.2%
1,083	WESCO International, Inc.(a)	27,118

Diversified Consumer Services - 0.6%
691	ITT Educational Services, Inc.(a)	69,556
101	New Oriental Education & Tech Group, Inc. - ADR(a)	6,803

		76,359

Diversified Investments - 0.4%
4,058	Hugoton Royalty Trust(a)	58,598

Diversified Telecommunication Services - 1.0%
2,180	Neutral Tandem, Inc.(a)	64,354
7,976	Telecommunication Systems, Inc.(a)	56,709
95	Telefonica S.A. - ADR (Spain)	6,449

		127,512

Electric Utilities - 0.2%
291	Consolidated Edison, Inc.	10,889
359	Enersis S.A. - ADR (Chile)	6,631
594	Xcel Energy, Inc.	10,935

		28,455

Electrical Equipment - 3.4%
7,165	American Superconductor Corp.(a)	188,081
24,644	Fushi Copperweld, Inc.(a)	203,806
5,104	GrafTech International Ltd.(a)	57,726
281	Powell Industries, Inc.(a)	10,417

		460,030

Electronic Equipment, Instruments & Components - 2.5%
13,175	Maxwell Technologies, Inc.(a)	182,210
13,221	Mellanox Technologies Ltd. (Israel)(a)	159,049

		341,259

Energy Equipment & Services - 0.9%
676	Diamond Offshore Drilling, Inc.	56,142
146	SEACOR Holdings, Inc.(a)	10,985
2,357	T-3 Energy Services, Inc.(a)	28,072
411	Transocean Ltd. (Switzerland)(a)	30,533

		125,732

Food & Staples Retailing - 0.2%
1,515	Safeway, Inc.	30,861

Food Products - 3.7%
4,199	Green Mountain Coffee Roasters, Inc.(a)	248,245
1,526	Lancaster Colony Corp.	67,251
7,143	Peet’s Coffee & Tea, Inc.(a)	180,003

		495,499

Health Care Equipment & Supplies - 4.9%
2,489	Align Technology, Inc.(a)	26,384
11,618	American Medical Systems Holdings, Inc.(a)	183,564
644	Cantel Medical Corp.(a)	10,452
6,003	Inverness Medical Innovations, Inc.(a)	213,587

The accompanying notes are an integral part of these financial statements.
6  DIREXION EVOLUTION VP FUNDS

Evolution VP All-Cap Equity Fund
Schedule of Investments
June 30, 2009 (Unaudited)

Shares			Value

Health Care Equipment & Supplies (continued	)
1,809		Somanetics Corp.(a)	$29,867
7,185		Thoratec Corp.(a)	192,414

			656,268

Health Care Providers & Services - 4.8%
6,071		Amedisys, Inc.(a)	200,465
5,207		Gentiva Health Services, Inc.(a)	85,707
1,667		HMS Holdings Corp.(a)	67,880
839		Humana, Inc.(a)	27,066
1,244		Lincare Holdings, Inc.(a)	29,259
8,757		Psychiatric Solutions, Inc.(a)	199,134
1,337		RehabCare Group, Inc.(a)	31,994

			641,505

Household Durables - 0.0%
246		Sony Corp. - ADR (Japan)	6,362

Independent Power Producers & Energy Traders - 0.5%
4,016		Mirant Corp.(a)	63,212

Industrial Conglomerates - 0.2%
2,265		General Electric Co.	26,546

Insurance - 1.1%
1,711		Amerisafe, Inc.(a)	26,623
1,844		Covanta Holding Corp.(a)	31,274
4,008		Life Partners Holdings, Inc.	56,834
893		MetLife, Inc.	26,799

			141,530

Internet & Catalog Retail - 2.6%
2,151		Liberty Media Corp(a)	57,539
5,891		NetFlix, Inc.(a)	243,534
2,911		Nutri/System, Inc.	42,210

			343,283

Internet Software & Services - 3.6%
21		Baidu.com, Inc. - ADR(a)	6,323
11,799		Earthlink, Inc.(a)	87,431
34,544		Gigamedia Ltd. (Singapore)(a)	203,119
169		NetEase.com, Inc. - ADR(a)	5,945
2,957		Sohu.com, Inc.(a)	185,788

			488,606

IT Services - 3.1%
2,320		CSG Systems International, Inc.(a)	30,717
6,283		Hewitt Associates, Inc.(a)	187,108
171		Infosys Technologies Ltd. - ADR (India)	6,289
255		Mantech International Corp. - Class A(a)	10,975
9,693		TNS, Inc.(a)	181,744

			416,833

Leisure Equipment & Products - 0.4%
1,602		Marvel Entertainment, Inc.(a)	57,015

Machinery - 1.0%
625		Cascade Corp.	9,831
812		Dover Corp.	26,869
858		Joy Global, Inc.	30,648
797		Reliance Steel & Aluminum Co.	30,597
562		SPX Corp.	27,521
315		Westinghouse Air Brake Technologies Corp.(a)	10,134

			135,600

Marine - 2.4%
9,128		Genco Shipping & Trading Ltd.	198,260
2,233		International Shipholding Corp.	60,202
7,791		TBS International Limited(a)	60,848

			319,310

Media - 0.5%
381		Grupo Televisa S.A. - ADR (Mexico)	6,477
5,327		Tivo, Inc.(a)	55,827

			62,304

Metals & Mining - 1.6%
7,229		Eldorado Gold Corp. (Canada)(a)	64,700
2,732		Peabody Energy Corp.	82,397
800		Penn Virginia Resource Partners LP	10,856
3,546		Silver Wheaton Corp. (Canada)(a)	29,219
842		United States Steel Corp.	30,093

			217,265

Multi-Utilities - 0.1%
336		SCANA Corp.	10,910

Oil, Gas & Consumable Fuels - 2.8%
404		Chevron Corp.	26,765
382		Cimarex Energy Co.	10,826
3,022		EV Energy Partners, L.P.	57,025
2,946		Linn Energy LLC	57,653
318		Overseas Shipholding Group, Inc.	10,825
159		Petroleo Brasileiro S.A. - ADR (Brazil)	6,516
13,118		Targa Resources Partners LP	181,946
2,958		Teekay Tankers Ltd.	27,480

			379,036

Personal Products - 1.6%
862		Herbalife Ltd.	27,187
12,123		Nu Skin Enterprises, Inc. - Class A	185,482

			212,669

Pharmaceuticals - 0.9%
145		AstraZeneca PLC - ADR (United Kingdom)	6,400
182		GlaxoSmithKline PLC - ADR (United Kingdom)	6,432
1,908		Matrixx Initiatives, Inc.(a)	10,666
157		Novartis AG - ADR	6,404
764		Noven Pharmaceuticals, Inc.(a)	10,925
127		Novo Nordisk A/S - ADR (Denmark)	6,917
4,822		Optimer Pharmaceuticals, Inc.(a)	72,185

			119,929

Semiconductor & Semiconductor Equipment - 4.8%
6,491		Lam Research Corp.(a)	168,766
4,177		Micrel, Inc.	30,576
2,277		Microsemi Corp.(a)	31,422
2,290		MKS Instruments, Inc.(a)	30,205
7,036		Monolithic Power Systems, Inc.(a)	157,677

The accompanying notes are an integral part of these financial statements.
7  DIREXION EVOLUTION VP FUNDS

Evolution VP All-Cap Equity Fund
Schedule of Investments
June 30, 2009 (Unaudited)

Shares			Value

Semiconductor & Semiconductor Equipment (continued	)
2,386		National Semiconductor Corp.	$29,945
9,807		Sigma Designs, Inc.(a)	157,304
671		Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	6,314
1,324		Varian Semiconductor Equipment Associates, Inc.(a)	31,763

			643,972

Software - 7.7%
5,765		Adobe Systems, Inc.(a)	163,149
3,949		Arcsight, Inc.(a)	70,174
8,156		Autodesk, Inc.(a)	154,801
18,223		Double-Take Software, Inc.(a)	157,629
5,734		Intuit, Inc.(a)	161,469
622		MicroStrategy, Inc.(a)	31,237
1,203		Quality Systems, Inc.	68,523
162		SAP AG - ADR (Germany)	6,511
106		Shanda Interactive Entertainment Ltd. - ADR(a)	5,543
8,071		Teradata Corp.(a)	189,103
4,310		VASCO Data Security International, Inc.(a)	31,506

			1,039,645

Specialty Retail - 3.1%
2,199		Aaron’s, Inc.	65,574
1,975		Aeropostale, Inc.(a)	67,683
448		Autozone, Inc.(a)	67,698
4,402		Genesco, Inc.(a)	82,626
2,734		Monro Muffler, Inc.	70,291
1,778		O’Reilly Automotive, Inc.(a)	67,706

			421,578

Textiles, Apparel & Luxury Goods - 4.5%
2,748		Deckers Outdoor Corp.(a)	193,102
1,072		Phillips-Van Heusen Corp.	30,756
17,168		True Religion Apparel, Inc.(a)	382,846

			606,704

Tobacco - 0.4%
844		Lorillard, Inc.	57,198

Water Utilities - 0.1%
321		American States Water Co.	11,119

Wireless Telecommunication Services - 0.1%
170		America Movil S.A. de C.V. - ADR (Mexico)	6,583
127		China Mobile Hong Kong Ltd. - ADR (Hong Kong)	6,360
548		Vimpel-Communications - ADR (Russia)	6,450

			19,393

		TOTAL COMMON STOCKS (Cost $10,312,273)	$10,963,431

INVESTMENT COMPANIES - 12.0%
7,587		iShares MSCI BRIC Index Fund	269,566
8,876		SPDR S&P Emerging Asia Pacific ETF	533,714
24,524		WisdomTree Emerging Markets Small Cap Dividend Fund	803,651

		TOTAL INVESTMENT COMPANIES (Cost $1,583,415)	$1,606,931

SHORT TERM INVESTMENTS - 1.0%
MONEY MARKET FUNDS - 1.0%
34,566		AIM STIT Liquid Assets Portfolio	34,566
34,566		AIM STIT STIC Prime Portfolio	34,566
34,566		Federated Prime Obligations Fund	34,566
34,566		Fidelity Institutional Money Market Portfolio	34,566

		TOTAL SHORT TERM INVESTMENTS (Cost $138,264)	$138,264

		TOTAL INVESTMENTS (Cost $12,033,952) - 94.6%	$12,708,626

		Other Assets in Excess of Liabilities - 5.4%	726,472

		TOTAL NET ASSETS - 100.0%	$13,435,098

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

(a)	Non Income Producing

Evolution VP All-Cap Equity Fund
Short Futures Contracts
June 30, 2009 (Unaudited)

		Unrealized
Contracts		Depreciation

114	NASDAQ-100 Index eMini Futures Expiring September 2009 (Underlying Face Amount at Market Value $3,369,270)	$(61,875)
39	Russell 2000 Index eMini Futures Expiring September 2009 (Underlying Face Amount at Market Value $1,973,400)	(16,657)
89	S&P 500 Index eMini Futures Expiring September 2009 (Underlying Face Amount at Market Value $4,076,200)	(71,103)

		$(149,635)

The accompanying notes are an integral part of these financial statements.
8  DIREXION EVOLUTION VP FUNDS

Statements of Assets and Liabilities
June 30, 2009 (Unaudited)

	Evolution VP	Evolution VP
	Managed Bond Fund	All-Cap Equity Fund

Assets:
Investments, at market value (Note 2)	$9,741,016	$12,708,626
Cash	—	25
Receivable for investments sold	300,404	511,872
Variation margin receivable	—	47,176
Deposit at broker for futures	—	1,007,200
Dividends and interest receivable	1,411	14,898
Other Assets	2,469	2,669

Total Assets	10,045,300	14,292,466

Liabilities:
Payable for Fund shares redeemed	385	534
Payable for investments purchased	293,043	800,428
Accrued distribution expense	1,976	2,856
Accrued advisory expense	8,470	11,321
Accrued expenses and other liabilities	26,315	42,229

Total Liabilities	330,189	857,368

Net Assets	$9,715,111	$13,435,098

Net Assets Consist Of:
Capital stock	$10,235,147	$22,224,533
Accumulated undistributed net investment income (loss)	298,140	(51,310)
Accumulated undistributed net realized gain (loss)	(1,291,694)	(9,263,164)
Net unrealized appreciation/(depreciation) on:
Investments	473,518	674,674
Futures	—	(149,635)

Total Net Assets	$9,715,111	$13,435,098

Calculation of Net Asset Value Per Share:
Net assets	$9,715,111	$13,435,098
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	514,719	917,572
Net asset value, redemption price and offering price per share	$18.87	$14.64

Cost of Investments	$9,267,498	$12,033,952

The accompanying notes are an integral part of these financial statements.
9  DIREXION EVOLUTION VP FUNDS

Statements of Operations
For The Six Months Ended June 30, 2009 (Unaudited)

	Evolution VP	Evolution VP
	Managed Bond Fund	All-Cap Equity Fund

Investment income:
Dividend income (net of foreign withholding tax of $— and $410, respectively)	$171,302	$73,227
Interest income	1,098	19,580

Total investment income	172,400	92,807

Expenses:
Investment advisory fees	50,219	69,234
Distribution expenses	12,555	17,308
Shareholder servicing fees	10,044	13,847
Administration fees	2,260	3,116
Fund accounting fees	3,839	5,283
Custody fees	1,626	2,054
Transfer agent fees	3,178	4,372
Professional fees	16,349	19,380
Reports to shareholders	4,430	6,704
Trustees’ fees and expenses	171	235
Other	1,568	2,584

Total expenses before reimbursement	106,239	144,117
Less: Reimbursement of expenses from Adviser	—	—

Total expenses	106,239	144,117

Net investment income (loss)	66,161	(51,310)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	13,458	981,856
Futures	—	(1,304,231)

	13,458	(322,375)

Change in unrealized appreciation (depreciation) on:
Investments	(314,601)	(213,129)
Futures	—	(44,978)

	(314,601)	(258,107)

Net realized and unrealized gain (loss) on investments	(301,143)	(580,482)

Net increase (decrease) in net assets resulting from operations	$(234,982)	$(631,792)

The accompanying notes are an integral part of these financial statements.
10  DIREXION EVOLUTION VP FUNDS

Statements of Changes in Net Assets

	Evolution VP Managed Bond Fund		Evolution VP All-Cap Equity Fund
	Six Months Ended		Year Ended
	June 30, 2009	Year Ended	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008	(Unaudited)	December 31, 2007

Operations:
Net investment income (loss)	$66,161	$305,928	$(51,310)	$(114,856)
Net realized gain (loss) on investments	13,458	(549,154)	(322,375)	(6,467,600)
Capital gain distributions from regulated investment companies	—	2,331	—	—
Change in unrealized appreciation (depreciation) on investments	(314,601)	601,256	(258,107)	(84,299)

Net increase (decrease) in net assets resulting from operations	(234,982)	360,361	(631,792)	(6,666,755)

Distributions to shareholders:
Net investment income	(73,948)	(469,818)	—	—
Net realized gains	—	—	—	(2,691,024)

Total distributions	(73,948)	(469,818)	—	(2,691,024)

Capital share transactions:
Proceeds from shares sold	1,032,504	6,623,432	78,907	1,452,721
Proceeds from shares issued to holders in reinvestment of distributions	73,948	469,818	—	2,691,024
Cost of shares redeemed	(1,900,592)	(7,932,663)	(1,426,936)	(7,235,661)

Net increase in net assets resulting from capital share transactions	(794,140)	(839,413)	(1,348,029)	(3,091,916)

Total increase (decrease) in net assets	(1,103,070)	(948,870)	(1,979,821)	(12,449,695)

Net assets:
Beginning of year/period	10,818,181	11,767,051	15,414,919	27,864,614

End of year/period	$9,715,111	$10,818,181	$13,435,098	$15,414,919

Accumulated undistributed net investment income (loss), end of year/period	$298,140	$305,927	$(51,310)	$—

The accompanying notes are an integral part of these financial statements.
11  DIREXION EVOLUTION VP FUNDS

Financial Highlights
June 30, 2009

											RATIOS TO AVERAGE NET ASSETS
															Net
			Net Realized	Net Increase											Investment
	Net Asset	Net	and	(Decrease)	Dividends	Dividends		Net Asset			Including Short		Excluding Short		Income (Loss)
	Value,	Investment	Unrealized	in Net Asset	from Net	from		Value,		Net Assets,	Interest		Interest		After Expense	Portfolio
	Beginning	Income	Gain (Loss)	Value Resulting	Investment	Realized	Total	End	Total	End of	Total	Net	Total	Net	Reimbursement/	Turnover
Year/Period	of Year/Period	(Loss)[4]	on Investments[4]	from Operations	Income	Capital Gains	Distributions	of Year/Period	Return[9]	Year/Period (,000)	Expenses	Expenses	Expenses	Expenses	Recoupment	Rate[5]

Evolution VP Managed Bond Fund
Six months ended June 30, 2009 (Unaudited)	$19.41	$0.12	$(0.52)	$(0.40)	$(0.14)	$—	$(0.14)	$18.87	(2.05%)[2]	$9,715	—	—	2.12%[3]	2.12%[3]	1.32%[3]	234%[2]
Year ended December 31, 2008	19.64	0.52	0.08	0.60	(0.83)	—	(0.83)	19.41	3.15%	10,818	—	—	2.18%	2.00%	2.70%	323%
Year ended December 31, 2007	20.00	0.73	(0.51)	0.22	(0.58)	—	(0.58)	19.64	1.14%	11,767	—	—	2.06%	2.00%	3.62%	958%
Year ended December 31, 2006	19.61	0.63	(0.19)	0.44	(0.05)	—	(0.05)	20.00	2.23%	13,240	—	—	2.55%	2.00%	3.19%	954%
Year ended December 31, 2005	20.76	0.67 [6]	(1.54)	(0.87)	(0.25)	(0.03)	(0.28)	19.61	(4.19%)	4,197	4.93%	2.24%	4.69%	2.00%	3.37%[7]	978%
July 1, 2004[1] to December 31, 2004	20.00	0.32	0.44	0.76	—	—	—	20.76	3.80%[2]	754	—	—	23.17%[3]	2.00%[3]	3.19%[3]	7%[2]
Evolution VP All-Cap Equity Fund
Six months ended June 30, 2009 (Unaudited)	15.24	(0.05)[8]	(0.55)	(0.60)	—	—	—	14.64	(3.94%)[2]	13,435	—	—	2.08%[3]	2.08%[3]	(0.74%)[3]	957%[2]
Year ended December 31, 2008	25.19	(0.12)	(6.60)	(6.72)	—	(3.23)	(3.23)	15.24	(26.37%)	15,415	—	—	2.20%	2.00%	(0.52%)	1,796%
Year ended December 31, 2007	25.71	(0.07)	0.88	0.81	(0.08)	(1.25)	(1.33)	25.19	3.11%	27,865	—	—	1.94%	2.00%	(0.27%)	1,018%
Year ended December 31, 2006	23.12	0.11	2.83	2.94	(0.00)[8]	(0.35)	(0.35)	25.71	12.70%	27,204	—	—	2.09%	2.00%	0.44%	909%
Year ended December 31, 2005	21.06	0.03	2.03	2.06	—	—	—	23.12	9.78%	7,980	—	—	3.84%	2.00%	0.12%	1,001%
July 1, 2004[1] to December 31, 2004	20.00	(0.15)	1.21	1.06	—	—	—	21.06	5.30%[2]	1,044	—	—	20.13%[3]	2.00%[3]	(1.53%)[3]	2%[2]

[1]	Commencement of operations.

[2]	Not annualized.
[3]	Annualized.
[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
[6]	Net investment income (loss) before dividends on short positions for the year ended December 31, 2005 was $0.72 for the Evolution VP Managed Bond Fund.
[7]	The net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the year ended December 31, 2005 was 3.60% for the Evolution VP Managed Bond Fund.
[8]	Amount less than $0.005 per share.
[9]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes or any fees and expenses imposed under the Contracts and Plans, which would increase overall fees and expenses. Please refer to your Contract or Plan prospectus for a description of those fees and expenses.

12  DIREXION EVOLUTION VP FUNDS

Evolution VP Managed Bond Fund
Evolution VP All-Cap Equity Fund
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2009 (Unaudited)

1.	ORGANIZATION

Direxion Insurance Trust (the “Trust”) was organized as a Massachusetts business trust on December 28, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has three series in operation of which two are included in this report, the Evolution VP Managed Bond Fund and the Evolution VP All-Cap Equity Fund (each a “Fund” and collectively, the “Funds”). Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act. The Trust offers shares to unaffiliated life insurance separate accounts (registered as unit investment trusts under the 1940 Act) to fund the benefits under variable annuity and variable life contracts. The Evolution VP Managed Bond Fund and Evolution VP All-Cap Equity Fund commenced operations on July 1, 2004.

The objective of the Evolution VP Managed Bond Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its assets (plus any borrowing for investment purposes) in fixed-income securities indirectly through securities that invest in or are a derivative of fixed-income securities, including exchange traded funds (“ETFs”) and closed-end investment companies (collectively, fixed-income securities). The objective of the Evolution VP All-Cap Equity Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its assets (plus any borrowing for investment purposes) in equity securities either directly through individual stocks and American Depository Receipts (“ADRs”) or indirectly through securities that invest in or are a derivative of equity securities.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment Valuation – The Net Asset Value (“NAV”) of each Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”), each day the NYSE is open for business. The value of all portfolio securities and other assets held by a Fund will be determined as of the time a Fund calculates its NAV, 4:00 p.m. Eastern Time (“Valuation Time”). Equity securities and exchange-traded funds are valued at their last sales price, or if not available, at the average of the last bid and ask prices. Futures are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, the composite pricing calculates the mean of the highest bid and lowest ask price across the exchanges where the option is traded. Over-the-counter (“OTC”) securities are valued at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price (“NOCP”). Investments in open-end mutual funds are valued at their respective net asset values on the valuation dates. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available. Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the mean prices provided by the Fund’s pricing service or, if such services are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Fund’s pricing service provides valuation that in the judgment of Rafferty Asset Managements, LLC (the “Adviser”) does not represent fair value, or the Fund or Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees.

DIREXION EVOLUTION VP FUNDS  13

b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

c) Swap Contracts – Each Fund may enter into equity swap contacts. Standard swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily (offset by any amounts owed to the funds.)

In a “long” swap agreement, the counterparty will generally agree to pay the Funds the amount, if any, by which the notional amount of swap contract would have increased in value if the Funds had been invested in the particular securities, plus dividends that would have been received on those securities. The Funds will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities or other underlying securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Funds on the notional amount are recorded as “unrealized gains or losses on swaps and futures” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps and futures.” Swap contracts are collateralized by cash, cash equivalents and securities of the Fund held as deposits at broker.

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure that each Fund has under the swap contract. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying securities and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of default or bankruptcy of a swap contract counterparty. In order to minimize credit risk, the Funds will attempt to enter into swap contracts with multiple counterparties. The Funds will not enter into swap agreements unless the Adviser believes that the other party to the transaction is creditworthy, the Funds do bear the risk of loss of the amount in the event of the default or bankruptcy of the agreement counterparty. The Funds have established counterparty credit guidelines and entered into transactions only with financial institutions of investment grade or better. The Funds were not invested in swap contracts at June 30, 2009.

d) Short Positions – Each Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short positions may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on

14  DIREXION EVOLUTION VP FUNDS

securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily. The Funds were not invested in short positions at June, 2009.

e) Stock Index Futures Contracts and Options on Futures Contracts – Each Fund may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions.

g) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

h) Security Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

i) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income and excise taxes.

j) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as Advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.

k) Distributions to Shareholders – Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Distributions to shareholders are recorded on the ex-dividend date. Each Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction.

DIREXION EVOLUTION VP FUNDS  15

The tax character of distributions for the Funds during the six months ended June 30, 2009 and the year ended December 31, 2008, were as follows:

	Evolution VP Managed Bond Fund		Evolution VP All-Cap Equity Fund
	Six Months	Year Ended	Six Months	Year Ended
	Ended	December 31,	Ended	December 31,
	June 30, 2009	2008	June 30, 2009	2008

Distributions paid from:
Ordinary Income	$73,948	$469,818	$—	$2,691,024
Long-Term Capital Gains	—	—	—	—

Total Distributions paid	$73,948	$469,818	$—	$2,691,024

As of June 30, 2009, the components of distributable earnings of the Funds on a tax basis were as follows:

	Evolution VP	Evolution VP
	Managed Bond Fund	All-Cap Equity Fund

Net unrealized appreciation/(depreciation)	$364,379	$(1,118,140)

Undistributed ordinary income	305,927	—
Undistributed long-term capital gain	—	—

Total distributable earnings	305,927	—

Other accumulated gain/(loss)	(881,412)	(7,144,160)

Other temporary difference	—	104,657

Total accumulated earnings/(loss)	$(211,106)	$(8,157,643)

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales.

The cost basis of investments for federal tax purposes as of June 30, 2009 was as follows:

	Evolution VP	Evolution VP
	Managed Bond Fund	All-Cap Equity Fund

Tax cost of investments	$9,691,238	$14,039,895
Gross unrealized appreciation	473,805	753,205
Gross unrealized depreciation	(424,027)	(2,084,474)

Net unrealized appreciation/(depreciation)	$49,778	$(1,331,269)

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1st and the end of their fiscal year, December 31, 2008.

At December 31, 2008 the Evolution VP All-Cap Equity Fund deferred, on a tax basis, post-October losses of $1,877,201.

As of December 31, 2008, the Funds had capital loss carryforwards on a tax basis of:

	Expires
	12/31/2013	12/31/2014	12/31/2015	12/31/2016	Total

Evolution VP Managed Bond Fund	$143,203	$38,577	$280,466	$419,166	$881,412
Evolution VP All-Cap Equity Fund	—	—	—	5,162,302	5,162,302

To the extent that the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryover.

16  DIREXION EVOLUTION VP FUNDS

FIN 48 requires the Funds to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. As of June 30, 2009, open Federal and state income tax years include the tax years ended December 31, 2006 through December 31, 2008. The Funds have no examinations in progress.

The Funds have reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Funds’ financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax returns for the fiscal year-end December 31, 2006 through December 31, 2008. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

l) Credit Facility – U.S. Bank, N.A. has made available to the Funds a credit facility pursuant to a Line of Credit Agreement (“Line of Credit”) for meeting redemption requests. The Line of Credit amounts are $1,475,000 for the Evolution VP Managed Bond Fund and $2,700,000 for the Evolution VP All-Cap Equity Fund. Borrowings under the Line of Credit are charged at prime rate less 1/2%. The Funds did not utilize the credit facility for the six months ended June 30, 2009.

m) Guarantees and Indemnifications – In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnification provisions pursuant to which the Fund agrees to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Fund has not had prior claims or losses in connection with these provisions and believes the risk of loss is remote.

n) Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds during the six months ended June 30, 20089 and the year ended December 31, 2008 were as follows:

	Evolution VP Managed Bond Fund		Evolution VP All-Cap Equity Fund
	Six Months	Year Ended	Six Months	Year Ended
	Ended	December 31,	Ended	December 31,
	June 30, 2009	2008	June 30, 2009	2008

Shares sold	53,922	343,607	5,422	63,755
Shares issued in reinvestment of distributions	3,969	24,292	—	180,727
Shares redeemed	(100,524)	(409,572)	(99,531)	(338,874)

Total net increase (decrease) from capital share transactions	(42,633)	(41,673)	(94,109)	(94,392)

4.	INVESTMENT TRANSACTIONS

During the six months ended June 30, 2009, the aggregate purchases and sales of investments (excluding short-term investments) for each Fund were as follows:

	Purchases	Sales

Evolution VP Managed Bond Fund	$23,378,348	$24,514,844
Evolution VP All-Cap Equity Fund	$100,000,945	$99,275,585

There were no purchases or sales of long-term U.S. Government securities during the six months ended June 30, 2009.

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Fees: The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund’s average daily net assets. In addition, the Adviser has entered into a sub-advisory agreement relating to the Funds whereby the

DIREXION EVOLUTION VP FUNDS  17

sub-adviser, Flexible Plan Investments, Ltd., will direct investment activities of the Funds. The Adviser pays, out of the management fees it receives from the Funds, a fee for these sub-advisory services. For the six months ended June 30, 2009, the Adviser had contractually agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses presented below as applied to each Fund’s average daily net assets. The Adviser may recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such annual cap on expenses. For the six months ended June 30, 2009, the Adviser paid or recouped the following expenses:

	Evolution VP	Evolution VP
	Managed	All-Cap
	Bond Fund	Equity Fund

Annual Advisory rate	1.00%	1.00%
Annual cap on expenses	2.35%	2.35%
Expenses paid in excess of annual cap on expenses - 2009	$—	$—
Adviser expense waiver recovery - 2009	$—	$—

Expenses subject to potential recovery expiring in:

	Evolution VP	Evolution VP
	Managed	All-Cap
	Bond Fund	Equity Fund

2010	$8,065	$—
2011	$20,047	$43,401
2012	$—	$—

Total	$28,112	$43,401

On May 20, 2009, the Board of Trustees, based upon on management’s recommendation, approved a new Operating Services Agreement (the “Agreement”). Under the Agreement, the Adviser will be responsible for all expenses of the Trust except the following: management fees, distribution and/or service fees, acquired fund fees, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commission and other extraordinary expenses outside the typical day-to-day operations of the Funds. Effective July 1, 2009, the annual expense caps will no longer be applicable. The Adviser will relinquish all recovery of expenses waived by the Funds for the previous three years.

In consideration for the services rendered pursuant to the Agreement, the Funds will pay to the Adviser, as compensation for the services provided by the Adviser under the Agreement, a monthly fee. The monthly fee is calculated on an annualized basis on the average net assets of each Fund and the below amount:

Evolution VP Managed Bond Fund	0.70%
Evolution VP All-Cap Equity Fund	0.70%

Distribution Expenses: Shares of the Funds are subject to an annual Rule 12b-1 fee of up to 0.25% of Fund’s average daily net assets. The fee is paid to the Distributor for expenses incurred for distribution-related activities. Because the fees are paid out of the Fund’s net assets on an ongoing basis, the cost of an investment in the Fund will increase over time.

Shareholder Servicing Fees: The Board has also authorized each Fund to pay a shareholder servicing fee of 0.20% of the Fund’s average daily net assets. The Trust, on behalf of the Fund, pays the fee to financial institutions and other persons who provide services for and maintain shareholder accounts.

Rafferty Capital Markets, LLC (the “Distributor”) serves as principal underwriter of the Funds and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser.

18  DIREXION EVOLUTION VP FUNDS

6.	VALUATION MEASUREMENTS

The Funds have adopted Statement on Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) and FASB Staff Position No. 157-4 (“FSP 157-4”). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosures of valuation for major security types. FAS 157 requires each fund to classify its securities based on valuation method, using the three levels listed below:

Level 1 — Quoted prices in active markets for identical securities,
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The follow is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

	Evolution VP Managed Bond Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$9,427,274	$—	$—	$9,427,274
Short-Term Investments	$313,742	$—	$—	$313,742
Other Financial Instruments*	$—	$—	$—	$—

	Evolution VP All-Cap Equity Fund
	Level 1	Level 2	Level 3	Total

Equity
Consumer Discretionary	$1,600,723	$—	$—	$1,600,723
Consumer Staples	807,273	—	—	807,273
Energy	563,366	—	—	563,366
Financials	386,862	—	—	386,862
Health Care	1,494,317	—	—	1,494,317
Industrials	1,599,803	—	—	1,599,803
Information Technology	3,730,966	—	—	3,730,966
Materials	519,520	—	—	519,520
Telecommunication Services	146,905	—	—	146,905
Utilities	113,696	—	—	113,696

Total Equity	$10,963,431	$—	$—	$10,963,431
Investment Companies	$1,606,931	$—	$—	$1,606,931
Short-Term Investments	$138,264	$—	$—	$138,264
Other Financial Instruments*	$(149,635)	$—	$—	$(149,635)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swap contracts. Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

7.	ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

In March 2008, FASB issued its Statement on Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”) effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

DIREXION EVOLUTION VP FUNDS  19

Each Fund uses derivative instruments as part of its principal investment strategy to achieve its investment objective. As of June 30, 2009, the Evolution VP All-Cap Equity Fund was invested in futures contracts.

Fair Values of Derivative Instruments as of June 30, 2009

Evolution VP All-Cap Equity Fund
Derivatives not Accounted for as Hedging	Liability Derivatives as of June 30, 2009
Instruments Under Statement 133	Balance Sheet Location	Fair Value

Equity Contracts	Payables, Net Assets — Unrealized depreciation	$149,635	*

*	Includes cumulative depreciation on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2009

Evolution VP All-Cap Equity Fund
Change in Unrealized
	Location of Gain(Loss)	Realized Gain(Loss)	Appreciation(Depreciation)
Derivatives not Accounted for as Hedging	on Derivatives	on Derivatives	on Derivatives Recognized in
Instruments Under Statement 133	Recognized in Income	Recognized in Income	Income

Equity Contracts	Net realized gain(loss) on futures/Change in unrealized appreciation (depreciation) on futures	$(1,304,231)	$(44,978)

8.	NEW ACCOUNTING PRONOUNCEMENTS

In May 2009, FASB issued Statement of Financial Accounting Standards No. 165, Subsequent Events (“FAS 165”). The Funds adopted FAS 165 which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, an entity will be required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. In addition, FAS 165 requires an entity to disclose the date through which subsequent events have been evaluated. The Funds have evaluated subsequent events through the issuance of their financial statements on August 28, 2009.

In June 2009, FASB issued Statement of Financial Accounting Standards No. 168, The FASB Accounting Standards Codificationtm and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162 (“FAS 168”). FAS 168 replaces FASB Statement No. 162, Hierarchy of Generally Accepted Accounting Principles and establishes the “FASB Accounting Standards Codificationtm” (“Codification”) as the source of authoritative accounting principles recognized by FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP. All guidance contained in the Codification carries an equal level of authority. On the effective date of FAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards. All other nongrandfathered non-SEC accounting literature not included in the Codification will become nonauthoirtiative. FAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Funds evaluated this new statement, and have determined that it will not have a significant impact on the determination or reporting of the Funds’ financial statements.

20  DIREXION EVOLUTION VP FUNDS

SEMI-ANNUAL REPORT JUNE 30, 2009

Adviser
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Sub-Advisor
Flexible Plan Investments, Ltd.
3883 Telegraph Road
Bloomfield Hills, MI 48302

Administrator, Transfer Agent, Dividend Paying
Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
875 E. Wisconsin Ave.
Milwaukee, WI 53202

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Fund files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, by accessing the SEC’s website, at www.sec.gov., or by calling the SEC at 1-800-SEC-0330

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end investment companies.
Item 6. Schedule of Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.
(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Not Applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
     (Registrant) Direxion Insurance Trust

By (Signature and Title)*	/s/ Daniel D. O’Neill Daniel D. O’Neill, President
     Date 8/26/2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Daniel D. O’Neill Daniel D. O’Neill, President
     Date 8/26/2009

By (Signature and Title)*	/s/ Guy F. Talarico Guy F. Talarico, Principal Financial Officer
     Date 8/27/2009

*	Print the name and title of each signing officer under his or her signature.